Business Combinations - Schedule of Total Consideration is Summarized (Details) - Sunder Energy LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Mar. 29, 2026	Dec. 29, 2024
Consideration
Cash	$ 20,689
Common stock issued, value	5,700		$ 16,493
Classified within Deferred consideration, current with related party	5,700
Classified within Deferred consideration, noncurrent with related party	5,700
Fair value of total consideration	57,789	$ 33,372	33,372
Consideration
Deferred Ambia Consideration Shares (Classified within Deferred consideration, current)			$ 16,879
Seller note [Member]
Consideration
Seller note	$ 20,000